ORGANIZATION (Narrative) (Details) $ in Thousands				1 Months Ended
	May 31, 2022 shares	Jun. 18, 2021	Mar. 31, 2021	Jun. 30, 2022 MW	Oct. 31, 2021 MW	Sep. 30, 2021 MW	Dec. 31, 2022 USD ($)
Cryptocurrency assets stolen | $							$ 3,100
Viking Data Centers LLC
Number of exclusive access to remaining Megawatts				67.5
Bee Computing (HK) Limited("Bee Computing")
Number of shares issued for acquisition | shares	16,038,930
Ohio Mining Site
Percentage of equity interest ownership in Ohio Mining Site					55.00%	55.00%
Maximum planned power capacity in Megawatts					150	150
Number of consideration Megawatts in Site Facilities				67.5
Percentage of total planned power capacity				45.00%
Viking Data Centers LLC
Percentage of equity interest						51.00%
Number of consideration Megawatts in Site Facilities				67.5
Number of access to Mega Watt of planned electrical power				82.5
Viking Data Centers LLC | Viking Data Centers LLC
Number of access to Mega Watt of planned electrical power				82.5
Number of exclusive access to remaining Megawatts				67.5
Loto Interactive
Increase of minority interest ownership percentage by noncontrolling owners		59.79%	54.20%